UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 516-1681

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)

Morgan Creek - Exos Active SPAC Arbitrage ETF
(CSH)

ANNUAL REPORT

December 31, 2022

Morgan Creek - Exos Active SPAC Arbitrage ETF

Table of Contents

Shareholder Letter (Unaudited)	2
Shareholder Expense Example (Unaudited)	4
Performance Overview (Unaudited)	5
Schedule of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Report of Independent Registered Public Accounting Firm	20
Board of Trustees and Officers (Unaudited)	21
Supplemental Information (Unaudited)	23
Privacy Policy (Unaudited)	24

Morgan Creek - Exos Active SPAC Arbitrage ETF

Shareholder Letter

December 31, 2022 (Unaudited)

The Morgan Creek-Exos Active SPAC Arbitrage ETF (the “Fund”) seeks to preserve capital and provide incremental return. The Fund is actively managed using a strategy designed around the structural characteristics of “Pre-Combination1 ” SPAC securities. Under normal market conditions, the Fund seeks to achieve its investment objective by investing primarily in units made up of common stock, warrants2 and rights3 of U.S.-listed special purpose acquisition companies (“SPACs”). The Fund seeks to deliver a consistent return, an attractive risk profile, and the potential for upside, all while relying on a portfolio of T-bills or other cash equivalents in trust to help preserve capital. The Fund is benchmarked against the Morningstar U.S. Market Index (“the “Benchmark Index”), which differs from the Fund in that it represents a broader and more diversified portfolio of U.S. equities. Additionally, it is passively managed while the Fund is actively managed.

For the 11-month period ended on December 31, 2022 (the “reporting period”), the Fund returned +2.06% on market price while the Benchmark Index decreased -14.35% over the same period. The Fund had a net asset value of $25.00 per share on February 1, 2022, and ended the reporting period with a net asset value of $25.39 per share on December 31, 2022, representing an increase of +1.57%.

Over the reporting period, we observed the level of SPAC new issuances decrease dramatically to 86 SPAC IPOs raising $13.4 billion4. This represented a decrease of 91.8% in the amount of trust proceeds raised relative to the all-time high in 2021 when 613 SPAC new issuances raised a combined $162.5 billion. While 2022 was a challenging year for capital markets and IPOs of all types, 2022’s issuance was roughly in-line with 2019’s activity when 59 SPAC IPOs raised a combined $13.6 billion in trust proceeds. As of January 26th, 2023, there are currently 367 Pre-Combination SPACs with $86.1 billion in trust proceeds, providing ample investment opportunity for the Fund to allocate to. Additionally, there are 64 SPACs that have filed with the SEC, but have not been declared effective, representing $7.9 billion in additional new issuance. On the deSPAC5 side we observed 102 companies go public via SPAC over the reporting period, representing $184 billion in enterprise value. Compared to 2021 when we observed 199 companies go public via SPAC merger representing $470 billion in enterprise value.

Ultimately, we believe the Fund’s predisposition to equity common stock with claims on SPAC trust proceeds contributed to our positive absolute performance over the reporting period. At the beginning of 2023, the Advisor, in consultation with the sub-Advisor, decided to begin the process of closing the fund including liquidating the fund’s holdings, distributing remaining fund assets to remaining CSH shareholders net of fees, and retiring the fund’s listing on the exchange. The dates relating to the closing are uncertain at this time, but the Advisor does expect the closing to be completed before June 2023.

Returns are average annualized total returns, except those for periods of less than one year, which are cumulative.

The performance data quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted. For performance current to most recent month end please call (855) 857-2677.

Shares are bought and sold at market price not net asset value (NAV). Market price returns are based upon the closing composite market price and do not represent the returns you would receive if you traded shares at other times.

Short term performance, in particular is not a good indication of future performance and an investment should not be made based solely on returns.

[1]

Special Purpose Acquisition Companies or SPACs: A SPAC is a company with no commercial operations and is created to raise capital via an initial public offering (IPO) for the purpose of engaging in a merger, acquisition, reorganization, or similar business combination with one or more operating companies. SPACs are required to collateralize their shares through segregated trust accounts and to permit shareholders the ability to claim their share of collateral prior to any acquisition, merger or similar reorganization.

[2]	A warrant is a derivative that gives the right, but not the obligation, to buy or sell a security at a certain price prior to expiration.

[3]	A right is a privilege granted to existing holders of a company’s stock to receive additional shares of the common stock before it is offered to the public.

[4]	This statistic, and as was well as those in the succeeding sentences about SPAC new issuance and deSPAC activity were based upon data provided by www.SPACResearch.com

[5]	A de-SPAC transaction is a company merger between a Special Purchase Acquisition Company (SPAC), the buying entity, and a target private business.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Shareholder Letter

December 31, 2022 (Unaudited) (Continued)

Carefully consider the Fund’s investment objectives, risk factors, charges and expenses before investing. This and additional information can be found in the Fund’s prospectus and summary prospectus, which may be obtained by calling (855) 857-2677. Read the prospectus carefully before investing.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Past performance is no guarantee of future results.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (July 1, 2022 to December 31, 2022).

ACTUAL EXPENSES

The first line under the Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/22	Ending Account Value 12/31/22	Annualized Expense Ratios	Expenses Paid During the Period(1)
Morgan Creek - Exos Active SPAC Arbitrage ETF
Actual	$ 1,000.00	$ 1,020.60	1.25%	$ 6.37
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.90	1.25%	$ 6.36

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 184/365 (to reflect the six-month period).

Morgan Creek - Exos Active SPAC Arbitrage ETF

Performance Overview

December 31, 2022 (Unaudited)

Hypothetical Growth of $10,000 Investment
(Since Commencement through 12/31/2022)

CUMULATIVE TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 2022
Total Returns	Since Commencement[1]
Morgan Creek - Exos Active SPAC Arbitrage ETF - NAV	1.57%
Morgan Creek - Exos Active SPAC Arbitrage ETF - Market	2.06%
Morningstar U.S. Market Index	-14.35%

[1]	The Fund commenced operations on January 31, 2022

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. For the most recent month-end performance, please call (855) 857-2677. You cannot invest directly in an index. Shares are bought and sold at market price (closing price), not net asset value (“NAV”), and are not individually redeemed from the Fund. Market performance is determined using the bid/ask midpoint at 4:00 p.m. Eastern time when the NAV is typically calculated. Brokerage commissions will reduce returns. Returns shown include the reinvestment of all dividends and distribution. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Morningstar U.S. Market Index measures the performance of U.S. securities and targets 97% market capitalization coverage of the investable universe. It is a diversified broad market index.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Schedule of Investments

December 31, 2022

	Shares	Value
COMMON STOCKS — 87.0%
Pre-Combination Special Purpose Acquisition Companies — 87.0% (a)
26 Capital Acquisition Corp. - Class A	638	$6,463
A SPAC II Acquisition Corp. (b)	1,625	16,624
ABG Acquisition Corp. I - Class A (b)	762	7,689
Acropolis Infrastructure Acquisition Corp. - Class A	18,998	188,650
Alpha Healthcare Acquisition Corp. III - Class A	10,032	99,317
Alpha Partners Technology Merger Corp. - Class A (b)	964	9,688
AlphaVest Acquisition Corp. (b)	11,359	114,726
AltC Acquisition Corp. - Class A	26,510	262,979
Altimar Acquisition Corp. III - Class A (b)	3,244	32,667
Ares Acquisition Corp. - Class A (b)	8,144	82,010
Aries I Acquisition Corp. - Class A (b)	3,300	33,891
ARYA Sciences Acquisition Corp. V - Class A (b)	935	9,401
Aurora Acquisition Corp. - Class A (b)	3,804	38,382
Banyan Acquisition Corp. - Class A	4,394	44,863
Bilander Acquisition Corp. - Class A	15,000	148,350
Blue Whale Acquisition Corp. I - Class A (b)	10,000	97,900
Cascadia Acquisition Corp.	1,071	10,839
Churchill Capital Corp. V - Class A	852	8,469
Churchill Capital Corp. VI - Class A	9,662	96,572
Churchill Capital Corp. VII - Class A	8,317	82,920
Coliseum Acquisition Corp. - Class A (b)	370	3,719
Colonnade Acquisition Corp. II - Class A (b)	1,411	14,209
Compass Digital Acquisition Corp. (b)	1,105	11,072
Compute Health Acquisition Corp. - Class A	11,219	113,312
Concord Acquisition Corp. II - Class A	7,600	75,582
Crown PropTech Acquisitions - Class A (b)	4,314	43,615
DA32 Life Science Tech Acquisition Corp. - Class A	7,930	79,102
DiamondHead Holdings Corp. - Class A	650	6,539
Dragoneer Growth Opportunities Corp. III - Class A (b)	5,000	49,250
ESM Acquisition Corp. - Class A (b)	1,090	10,998
European Biotech Acquisition Corp. - Class A (b)	970	9,797
ExcelFin Acquisition Corp. - Class A	6,390	65,370
FG Merger Corp. - Class A (d)	4,776	51,151
Fifth Wall Acquisition Corp. III - Class A (b)	20,000	200,900

	Shares	Value
First Reserve Sustainable Growth Corp. - Class A	17,315	$174,016
Forest Road Acquisition Corp. II - Class A	10,645	106,823
Forum Merger IV Corp. - Class A	7,954	79,938
Frontier Investment Corp. - Class A (b)	858	8,631
FTAC Hera Acquisition Corp. - Class A (b)	11,523	116,613
Fusion Acquisition Corp. II - Class A	1,265	12,701
G Squared Ascend II, Inc. - Class A (b)	1,275	12,967
Global Partner Acquisition Corp. II - Class A (b)	9,649	97,551
Golden Arrow Merger Corp. - Class A	947	9,517
Gores Holdings IX, Inc. - Class A	20,890	207,229
Graf Acquisition Corp. IV	1,681	16,726
GX Acquisition Corp. II - Class A	1,460	14,615
Hennessy Capital Investment Corp. VI - Class A	16,982	167,782
HH&L Acquisition Co. - Class A (b)	1,300	13,143
Horizon Space Acquisition I Corp. (b)	2,500	25,250
Independence Holdings Corp. - Class A (b)	28,047	282,994
Independence Holdings Corp. (b)	1	10
Jack Creek Investment Corp. - Class A (b)	956	9,684
Jackson Acquisition Co. - Class A	2,123	21,538
Jaws Hurricane Acquisition Corp. - Class A	34,158	341,580
Jaws Juggernaut Acquisition Corp. - Class A (b)	2,985	29,999
Juniper II Corp. - Class A	8,530	86,750
Jupiter Acquisition Corp. - Class A	7,400	73,519
Kensington Capital Acquisition Corp. V - Class A (b)	5,464	55,705
Khosla Ventures Acquisition Co. III - Class A	12,589	125,323
Khosla Ventures Acquisition Co. - Class A	7,297	72,824
Lazard Growth Acquisition Corp. I (b)	3,182	32,170
Lead Edge Growth Opportunities Ltd. - Class A (b)	8,551	86,365
Legato Merger Corp. II (d)	46,286	468,414
Live Oak Crestview Climate Acquisition Corp. - Class A (d)	9,665	96,167
Live Oak Mobility Acquisition Corp. - Class A	5,370	53,995
M3-Brigade Acquisition II Corp. - Class A	48,007	481,030
M3-Brigade Acquisition III Corp. - Class A	2,984	30,258
MELI Kaszek Pioneer Corp. - Class A (b)	2,605	25,972
Mercato Partners Acquisition Corp. - Class A	1,043	10,691
Motive Capital Corp. II - Class A (b)	3,981	40,726
Mountain Crest Acquisition Corp. IV	5,000	50,525
Northern Star Investment Corp. III - Class A	4,290	43,114
Orion Biotech Opportunities Corp. - Class A (b)	1,774	17,864
Peridot Acquisition Corp. II - Class A (b)	13,221	133,598
Pine Technology Acquisition Corp. - Class A	2,985	30,148
Pontem Corp. - Class A (b)	6,576	66,483

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Schedule of Investments

December 31, 2022 (Continued)

	Shares	Value
Portage Fintech Acquisition Corp. - Class A (b) (d)	16,599	$166,488
Post Holdings Partnering Corp. - Class A	5,000	49,650
Power & Digital Infrastructure Acquisition II Corp. - Class A	1,730	17,456
PROOF Acquisition Corp. I - Class A	8,754	89,247
ROC Energy Acquisition Corp.	2,039	20,890
Ross Acquisition Corp. II - Class A (b)	2,915	29,500
Screaming Eagle Acquisition Corp. (b)	736	7,375
Screaming Eagle Acquisition Corp. - Class A (b)	8,322	82,762
Silver Spike Acquisition Corp. II - Class A (b)	4,602	46,434
Social Capital Suvretta Holdings Corp. II - Class A (b)	4,616	46,483
Social Capital Suvretta Holdings Corp. IV - Class A (b)	5,350	53,768
Supernova Partners Acquisition Co III Ltd. - Class A (b)	2,009	20,251
Talon 1 Acquisition Corp. - Class A (b)	3,565	36,933
Target Global Acquisition I Corp. - Class A (b)	2,983	30,546
Thunder Bridge Capital Partners IV, Inc. - Class A	19,553	196,312
TortoiseEcofin Acquisition Corp, III - Class C (b)	3,005	30,140
TPG Pace Beneficial II Corp. - Class A (b)	937	9,206
Twelve Seas Investment Co. II - Class A	3,109	31,339
Two - Class A (b)	4,305	43,437
VPC Impact Acquisition Holdings II - Class A (b)	747	7,552
Warburg Pincus Capital Corp. I - Class A (b)	7,766	78,437
Warburg Pincus Capital Corp I. - Class B (b)	3,055	30,825
Waverley Capital Acquisition Corp. 1 - Class A (b)	4,769	47,785
Zimmer Energy Transition Acquisition Corp. (d)	5,000	49,475
TOTAL COMMON STOCKS (Cost $7,065,845)		7,180,255

WARRANTS — 0.4%
A SPAC II Acquisition Corp., Expiration: March 2027, Exercise Price: $11.50 (b) (d)	937	35
Amprius Technologies, Inc., Expiration: September 2027, Exercise Price: $11.50	6,090	1,767
Ares Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	10,827	5,049
Blue Whale Acquisition Corp I, Expiration: July 2027, Exercise Price: $11.50 (b)	710	51
Churchill Capital Corp. VI - Class A, Expiration: December 2027, Exercise Price: $11.50	2,435	146
Colonnade Acquisition Corp. II - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	455	28

	Shares	Value
Compass Digital Acquisition Corp., Expiration: September 2023, Exercise Price: $11.50 (b)	593	$39
Decarbonization Plus Acquisition Corp. IV - Class A, Expiration: December 2028, Exercise Price: $11.50 (b)	7,827	4,970
Deep Lake Capital Acquisition Corp. - Class B, Expiration: December 2027, Exercise Price: $11.50 (b)	3,000	10
D-Wave Quantum, Inc., Expiration: August 2027, Exercise Price: $11.50	5,000	528
FG Merger Corp., Expiration: June 2027, Exercise Price: $11.50 (d)	3,048	267
FTAC Hera Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	5,000	125
Global Partner Acquisition Corp. II - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	485	15
Gores Holdings IX, Inc., Expiration: January 2029, Exercise Price: $11.50	1,831	449
Home Plate Acquisition Corp., Expiration: March 2023, Exercise Price: $11.50	300	3
Independence Holdings Corp. - Class A, Expiration: March 2028, Exercise Price: $11.50 (b)	6,725	41
Jackson Acquisition Co. - Class A, Expiration: December 2028, Exercise Price: $11.50	239	2
Jaws Hurricane Acquisition Corp., Expiration: February 2023, Exercise Price: $11.50	1,000	160
Jaws Mustang Acquisition Corp. - Class C, Expiration: January 2026, Exercise Price: $11.50 (b)	21,403	1,391
Juniper II Corp. - Class A, Expiration: December 2028, Exercise Price: $11.50 (d)	16,911	2,763
Kensington Capital Acquisition Corp V, Expiration: July 2023, Exercise Price: $11.50 (b)	13,005	2,211
Lead Edge Growth Opportunities Ltd. - Class A, Expiration: December 2028, Exercise Price: $11.50 (b)	1,700	19
Legato Merger Corp. II, Expiration: February 2023, Exercise Price: $11.50	13,100	5,751
Live Oak Mobility Acquisition Corp., Expiration: March 2028, Exercise Price: $11.50	3,908	547
Motive Capital Corp. II - Class A, Expiration: May 2028, Exercise Price: $11.50 (b)	1,149	46
MSD Acquisition Corp. - Class A, Expiration: May 2023, Exercise Price: $11.50 (b)	200	15
Newamsterdam Pharma Co. NV, Expiration: November 2027, Exercise Price: $11.50 (b)	3,554	2,843

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Schedule of Investments

December 31, 2022 (Continued)

	Shares	Value
Peridot Acquisition Corp. II - Class A, Expiration: April 2028, Exercise Price: $11.50 (b)	2,650	$124
Portage Fintech Acquisition Corp., Expiration: June 2023, Exercise Price: $11.50 (b)	5,112	850
Power & Digital Infrastructure Acquisition II Corp., Expiration: December 2028, Exercise Price: $11.50	1,394	98
PROOF Acquisition Corp. I, Expiration: December 2028, Exercise Price: $11.50	3,790	122
Ross Acquisition Corp. II, Expiration: February 2026, Exercise Price: $11.50 (b)	7,087	355
Screaming Eagle Acquisition Corp. - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	4,080	962
Talon 1 Acquisition Corp., Expiration: April 2023, Exercise Price: $11.50 (b)	1,027	20
Warburg Pincus Capital Corp. I - Class A, Expiration: December 2027, Exercise Price: $11.50 (b)	306	413
Williams Rowland Acquisition Corp., Expiration: December 2026, Exercise Price: $11.50	4,000	180
TOTAL WARRANTS ($58,510)		32,395

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.8%
U.S. Treasury Bills — 2.8%
4.62%, 6/22/2023 (c)	14,000	$13,701
4.60%, 6/29/2023 (c)	222,000	217,090
TOTAL US TREASURY BILL (Cost $230,634)		230,791

TOTAL INVESTMENTS (Cost: $7,354,989) — 90.2%		7,443,441
Other assets and liabilities, net — 9.8%		808,886
NET ASSETS — 100.0%		$8,252,327

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the effective yield as of December 31, 2022.

(d)	Represents an illiquid security. The total market value of these securities was $834,760, representing 10.12% of net assets as of December 31, 2022.

Country	Percentage of Net Assets
United States	58.3%
Cayman Islands	31.7%*
British Virgin Islands	0.2%
Netherlands	0.0%**
Total Country	90.2%
TOTAL INVESTMENTS	90.2%
Other assets and liabilities, net	9.8%
NET ASSETS	100.0%

*	To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

**	Less than 0.05%.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Statement of Assets and Liabilities

December 31, 2022

Assets
Investments, at value (cost $7,354,989)	$7,443,441
Cash	328,391
Receivable for investment securities sold	489,225
Total assets	8,261,057

Liabilities
Payable to Adviser	8,730
Total liabilities	8,730
Net Assets	$8,252,327

Net Assets Consists of:
Paid-in capital	$8,180,250
Total distributable earnings (accumulated losses)	72,077
Net Assets	$8,252,327

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	325,000
Net Asset Value, redemption price and offering price per share	$25.39

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Statement of Operations

For the Period Ended December 31, 2022(1)

Investment Income
Interest income	$4,360
Total investment income	4,360

Expenses
Investment advisory fees	106,322
Total expenses	106,322
Net investment income (loss)	(101,962)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments	98,312
Net change in unrealized appreciation/depreciation on investments	88,452
Net realized and unrealized gain on investments	186,764
Net increase (decrease) in net assets from operations	$84,802

(1)	The Fund commenced operations on January 31, 2022.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Statement of Changes in Net Assets

Period Ended December 31, 2022(1)

From Operations
Net investment income (loss)	$(101,962)
Net realized gain on investments	98,312
Net change in unrealized appreciation/depreciation on investments	88,452
Net increase in net assets resulting from operations	84,802

From Capital Share Transactions
Proceeds from shares sold	14,397,753
Cost of shares redeemed	(6,230,228)
Net increase in net assets resulting from capital share transactions	8,167,525

Total Increase in Net Assets	8,252,327

Net Assets
Beginning of period	—
End of period	$8,252,327

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	575,000
Shares redeemed	(250,000)
Shares outstanding, end of period	325,000

(1)	The Fund commenced operations on January 31, 2022.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Financial Highlights

For a Share Outstanding Throughout the Period

Period Ended December 31, 2022(1)
Net Asset Value, Beginning of Period	$25.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	(0.27)
Net realized and unrealized gain (loss) on investments	0.66
Total from investment operations	0.39

Net Asset Value, End of Period	$25.39

Total return, at NAV(3)(4)	1.57%
Total return, at Market(3)(4)	2.06%

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$8,252

Ratio of expenses to average net assets(5)	1.25%
Ratio of net investment income (loss) to average net assets(5)	(1.20)%
Portfolio turnover rate(4)(6)	164%

(1)	The Fund commenced investment operations on January 31, 2022.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Notes to Financial Statements

December 31, 2022

1.	ORGANIZATION

Morgan Creek - Exos Active SPAC Arbitrage ETF (“CSH”) (the “Fund”) is a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

CSH is an actively-managed ETF. The Fund’s objective is to preserve capital and provide incremental total return using a strategy designed around the unique characteristics of “Pre-Combination” SPAC securities.

Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Morgan Creek Capital Management, LLC (“Morgan Creek” or “Adviser”), the Fund’s Investment Adviser and Exos Asset Management, LLC (“Exos or “Sub-Adviser”), the Fund’s Sub-Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to

Morgan Creek - Exos Active SPAC Arbitrage ETF

Notes to Financial Statements

December 31, 2022 (Continued)

the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Notes to Financial Statements

December 31, 2022 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at December 31, 2022, are as follows:

Morgan Creek - Exos Active SPAC Arbitrage ETF

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$6,133,961	$1,046,294	$—	$7,180,255
Short-Term Investments	—	230,791	—	230,791
Warrants	30,190	2,205	—	32,395
Total Investments - Assets	$6,164,151	$1,279,290	$—	$7,443,441

*	See Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Withholding taxes on foreign dividends has been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Fund is treated as a separate entity for Federal income tax purposes. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Fund will not be subject to Federal income tax.

Distributions to shareholders are recorded on the ex-dividend date. The Fund generally pay out dividends from net investment income, if any, at least annually and distribute their net capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Fund’s Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2022, the Fund’s fiscal period end, the Fund had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Notes to Financial Statements

December 31, 2022 (Continued)

The Fund recognized no interest or penalties related to uncertain tax benefits in the 2022 fiscal period. At December 31, 2022, the Fund’s fiscal period end, the tax periods from commencement of operations remained open to examination in the Fund’s major tax jurisdictions.

Indemnification

In the normal course of business, the Fund expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Fund subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Fund, and Morgan Creek, the Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.25% of CSH’s average daily net assets. Morgan Creek has agreed to pay all expenses of the Fund except the fee paid to Morgan Creek under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Exos, a Delaware limited liability company serves as the sub-adviser to the Fund. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the Independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which fee is calculated and paid monthly, at a rate of 50% of the Adviser’s net advisory fee, net of the Fund’s expenses paid by the Adviser and expenses paid by the Adviser related to the statutory distributor.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Fund. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Fund. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, the Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Fund and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Fund.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Notes to Financial Statements

December 31, 2022 (Continued)

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Fund pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays the Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). The Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units”. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by CSH for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. The Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Fund are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A creation unit will generally not be issued until the transfer of good title of the deposit securities to the Fund and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Fund will be issued to such authorized participant notwithstanding the fact that the Fund’s deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Fund or it’s agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Notes to Financial Statements

December 31, 2022 (Continued)

5.	FEDERAL INCOME TAX

The Fund paid no distributions for the period ended December 31, 2022.

At December 31, 2022, the Fund’s fiscal period end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year was as follows:

Federal Tax Cost of Investments	$7,413,159
Gross Tax Unrealized Appreciation	$118,989
Gross Tax Unrealized Depreciation	(88,707)
Net Tax Unrealized Appreciation (Depreciation)	30,282
Undistributed Ordinary Income	41,795
Total Distributable Earnings / (Accumulated Losses)	$72,077

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and PFICs.

The Fund did not defer any late year losses or post-October losses for the most recent tax period ended December 31, 2022.

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2022, the Fund had no long-term or short-term carryforward losses.

Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The permanent differences primarily relate to redemptions in-kind. For the fiscal period ended December 31, 2022, the following table shows the reclassifications made:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Morgan Creek – Exos Active SPAC Arbitrage ETF	(12,725)	12,725

6.	INVESTMENT TRANSACTIONS

During the period ended December 31, 2022, the Fund realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statement of Operations is as follows:

	Realized Gains	Realized Losses
Morgan Creek – Exos Active SPAC Arbitrage ETF	$29,817	$(5,453)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended December 31, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Morgan Creek – Exos Active SPAC Arbitrage ETF	$13,689,841	$13,791,675	$13,039,132	$5,922,629

Morgan Creek - Exos Active SPAC Arbitrage ETF

Notes to Financial Statements

December 31, 2022 (Continued)

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Fund are subject to the risk that their investment could lose money. The Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.

A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Investment Risks.”

8.	SECURITIES LENDING

The Fund may lend domestic and foreign securities in its portfolio to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program effective July 9, 2021, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Fund to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent. During the period ended December 31, 2022 the Fund did not participate in the Securities lending program.

9.	SUBSEQUENT EVENTS

On February 21, 2023, the Board of Trustees of the Trust approved a Plan of Liquidation for the Fund. The Plan of Liquidation authorizes the termination, liquidation and dissolution of the Fund.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Morgan Creek-Exos Active SPAC Arbitrage ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of Morgan Creek-Exos Active SPAC Arbitrage ETF and
Board of Trustees of Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Morgan Creek-Exos Active SPAC Arbitrage ETF (the “Fund”), a series of Listed Funds Trust, as of December 31, 2022, the related statement of operations, the statement of changes in net assets, the related notes, and the financial highlights for the period from January 31, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations, the changes in net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2022.

COHEN & COMPANY, LTD.
Cleveland, Ohio
March 1, 2023

Morgan Creek - Exos SPAC Originated ETF

Board of Trustees and Officers

December 31, 2022 (Unaudited)

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers, and is available, without charge upon request by calling 1-855-857-2677, or by visiting the Fund’s website at www.morgancreekcap.com.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
John L. Jacobs Year of birth: 1959	Trustee and Audit Committee Chair	Indefinite term; since 2017	Chairman of Alerian, Inc. (since June 2018); Founder and CEO of Q3 Advisors, LLC (financial consulting firm) (since 2015); Executive Director of Center for Financial Markets and Policy (2016–2022); Distinguished Policy Fellow and Executive Director, Center for Financial Markets and Policy, Georgetown University (2015–2022); Senior Advisor, Nasdaq OMX Group (2015–2016); Executive Vice President, Nasdaq OMX Group (2013–2015)	53

Independent Trustee, SHP ETF Trust (since 2021) (2 portfolios); Director, tZERO Group, Inc. (since 2020); Independent Trustee, Procure ETF Trust II (since 2018) (1 portfolio); Independent Trustee, Horizons ETF Trust I (2015-2019).

Koji Felton Year of birth: 1961	Trustee	Indefinite term; since 2019	Retired; formerly Counsel, Kohlberg Kravis Roberts & Co. L.P. (investment firm) (2013–2015); Counsel, Dechert LLP (law firm) (2011–2013)	53	Independent Trustee, Series Portfolios Trust (since 2015) (10 portfolios).
Pamela H. Conroy Year of birth: 1961	Trustee and Nominating and Governance Committee Chair	Indefinite term; since 2019	Retired; formerly Executive Vice President, Chief Operating Officer & Chief Compliance Officer, Institutional Capital Corporation (investment firm) (1994–2008)	53	Independent Trustee, Frontier Funds, Inc. (since 2020) (6 portfolios).
Interested Trustee
Paul R. Fearday, CPA* Year of birth: 1979	Trustee and Chairman	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2008)	53	None.

*

This Trustee is considered an “Interested Trustee” as defined in the 1940 Act because of his affiliation with U.S. Bancorp Fund Services, d/b/a U.S. Bank Global Fund Services and U.S. Bank N.A., which provide fund accounting, administration, transfer agency and custodian services to the Fund.

Morgan Creek - Exos SPAC Originated ETF

Board of Trustees and Officers

December 31, 2022 (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Gregory Bakken Year of birth: 1983	President and Principal Executive Officer	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2006).
Travis G. Babich Year of birth: 1980	Treasurer and Principal Financial Officer	Indefinite term, September 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2005).
Kacie G. Briody Year of birth: 1992	Assistant Treasurer	Indefinite term, March 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2021); Officer, U.S. Bancorp Fund Services, LLC (2014 to 2021).
Kent Barnes Year of birth: 1968	Secretary	Indefinite term, February 2019	Vice President, U.S. Bancorp Fund Services, LLC (since 2018); Chief Compliance Officer, Rafferty Asset Management, LLC (2016 to 2018); Vice President, U.S. Bancorp Fund Services, LLC (2007 to 2016).
Christi C. James Year of birth: 1974	Chief Compliance Officer and Anti-Money Laundering Officer	Indefinite term, July 2022

Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Principal Consultant, ACA Group (2021 to 2022); Lead Manager, Communications Compliance, T. Rowe Price Investment Services, Inc. (2018 to 2021); Compliance & Legal Manager, CR Group LP (2017 to 2018).

Joshua J. Hinderliter Year of birth: 1983	Assistant Secretary	Indefinite term, May 2022	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2022); Managing Associate, Thompson Hine LLP (2016 to 2022).

Morgan Creek - Exos Active SPAC Arbitrage ETF

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701, by calling 1-855-857-2677, or by visiting the Fund’s website at www.morgancreekcap.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-855-857-2677. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

The Fund is required to file a Form N-PX, with each Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-857-2677 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund trades on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund is available without charge, on the Fund’s website at www.morgancreekcap.com.

Morgan Creek - Exos Active SPAC Arbitrage ETF

Privacy Policy

(Unaudited)

We are committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and/or

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser:

Morgan Creek Capital Management, LLC
301 W. Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Investment Sub-Adviser:

Exos Asset Management LLC
1370 Broadway, Suite 1450
New York, NY 10018

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Fund.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2022	FYE 12/31/2021
Audit Fees	$15,500	N/A
Audit-Related Fees	$0	N/A
Tax Fees	$3,000	N/A
All Other Fees	$0	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2022	FYE 12/31/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The entire Board of Trustees is acting as the registrant’s audit committee.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	March 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	March 9, 2023

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	March 9, 2023

*	Print the name and title of each signing officer under his or her signature.